Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule III-Supplementary Insurance Information
Deferred acquisition costs	$ 26,435	$ 24,521	$ 20,600
Future policy benefits and expenses	2,906,706	2,743,876	2,804,648
Unearned premiums	34,355	30,535	30,021
Claims and benefits payable	1,717,938	1,679,730	1,695,090
Premium revenues	1,035,467	1,001,631	1,007,986
Net investment income	180,734	182,960	198,728
Benefits claims, losses and settlement expenses	746,101	745,247	731,862
Amortization of deferred policy acquisition costs	31,212	28,438	27,030
Other operating expenses	$ 357,839	$ 349,782	$ 348,020